April 16, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Wasatch Funds, Inc. (the “Registrant”)
File Nos. 33-010451, 811-04920

Ladies and Gentlemen:

Pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 42 under the Securities Act of 1933, as amended and Post-Effective Amendment No. 44 under the Investment Company Act of 1940, as amended to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose of adding one additional series to the Registrant, namely, the Wasatch Global Opportunities Fund™. Accordingly, it is anticipated that the Amendment will be effective 75 days after filing.

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Senior Counsel

Enclosures

cc: R. Biles